Employee Benefit Plans - Fair Value of Company's Pension Plans' Assets (Detail) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 31, 2012	Dec. 29, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	$ 19,074		$ 17,863	$ 16,639
Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	19,074		17,863
Fixed Income Securities [Member] | Intermediate - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,647		1,247
Fixed Income Securities [Member] | Intermediate - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,138		4,402
Fixed Income Securities [Member] | Short Term - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	2,168		2,038
Fixed Income Securities [Member] | Short Term - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	4,040		3,123
Equity Securities [Member] | U.S. Large Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,221		1,063
Equity Securities [Member] | U.S. Large Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,536		1,037
Equity Securities [Member] | U.S. Mid Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	600		542
Equity Securities [Member] | U.S. Mid Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	603		536
Equity Securities [Member] | U.S. Small Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	610		546
Equity Securities [Member] | U.S. Small Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	599		539
Equity Securities [Member] | International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	889		1,134
Cash [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,665		1,656
Precious Metals [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	358
Continental Cement Company, L.L.C. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	19,074	17,863	17,863	16,639
Continental Cement Company, L.L.C. [Member] | Fixed Income Securities [Member] | Intermediate - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,647	1,247
Continental Cement Company, L.L.C. [Member] | Fixed Income Securities [Member] | Intermediate - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,138	4,402
Continental Cement Company, L.L.C. [Member] | Fixed Income Securities [Member] | Short Term - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	2,168	2,038
Continental Cement Company, L.L.C. [Member] | Fixed Income Securities [Member] | Short Term - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	4,040	3,123
Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Large Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,221	1,063
Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Large Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,536	1,037
Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Mid Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	600	542
Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Mid Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	603	536
Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Small Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	610	546
Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Small Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	599	539
Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	889	1,134
Continental Cement Company, L.L.C. [Member] | Cash [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,665	1,656
Continental Cement Company, L.L.C. [Member] | Precious Metals [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	358
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	8,081		7,053
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Large Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,221		1,063
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Large Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,536		1,037
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Mid Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	600		542
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Mid Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	603		536
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Small Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	610		546
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | U.S. Small Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	599		539
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	889		1,134
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,665		1,656
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Precious Metals [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	358
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	8,081	7,053
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Large Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,221	1,063
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Large Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,536	1,037
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Mid Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	600	542
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Mid Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	603	536
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Small Cap Value [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	610	546
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | U.S. Small Cap Growth [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	599	539
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Equity Securities [Member] | International [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	889	1,134
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Cash [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,665	1,656
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Continental Cement Company, L.L.C. [Member] | Precious Metals [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	358
Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	10,993		10,810
Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Intermediate - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,647		1,247
Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Intermediate - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,138		4,402
Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Short Term - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	2,168		2,038
Observable Inputs (Level 2) [Member] | Fixed Income Securities [Member] | Short Term - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	4,040		3,123
Observable Inputs (Level 2) [Member] | Continental Cement Company, L.L.C. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	10,993	10,810
Observable Inputs (Level 2) [Member] | Continental Cement Company, L.L.C. [Member] | Fixed Income Securities [Member] | Intermediate - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	1,647	1,247
Observable Inputs (Level 2) [Member] | Continental Cement Company, L.L.C. [Member] | Fixed Income Securities [Member] | Intermediate - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	3,138	4,402
Observable Inputs (Level 2) [Member] | Continental Cement Company, L.L.C. [Member] | Fixed Income Securities [Member] | Short Term - Government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	2,168	2,038
Observable Inputs (Level 2) [Member] | Continental Cement Company, L.L.C. [Member] | Fixed Income Securities [Member] | Short Term - Corporate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total fair value	$ 4,040	$ 3,123